UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-10157

Franklin Global Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin
International
Growth Fund
A Series of Franklin Global Trust
January 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 14
Notes to Financial Statements 18
Shareholder Information 26
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin International Growth Fund
This semiannual report for Franklin International Growth
Fund covers the period ended January 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by normally
investing predominantly in equity securities, primarily
common stock, of mid- and large-capitalization companies,
generally those with market capitalizations greater than $2
billion, located outside the U.S., and may invest up to 20%
of its net assets in emerging market countries. The Fund
considers international companies to be those organized
under the laws of a country outside of the U.S. or having a
principal office in a country outside of the U.S., or whose
securities are listed or traded principally on a recognized
stock exchange or over-the-counter market outside of the
U.S.
Performance Overview
For the six months ended January 31, 2024, the Fund’s
Class A shares posted a -2.06% cumulative total return.
In comparison, the Fund’s benchmark, the MSCI Europe,
Australasia, Far East (EAFE) Index-NR, which measures
the equity market performance of global developed markets
excluding the U.S. and Canada, posted a +3.15% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Geographic Composition
1/31/24
% of Total
Net Assets
Europe 54.6%
North America 19.7%
Asia 9.5%
Australia & New Zealand 7.3%
Latin America & Caribbean 3.6%
Middle East & Africa 3.1%
Short-Term Investments & Other Net Assets 2.2%
Top 10 Countries
1/31/24
a
% of Total
Net Assets
a a
Switzerland 18.1%
United States 12.3%
Germany 11.7%
Japan 9.5%
Canada 7.3%
Australia 7.3%
Denmark 7.0%
United Kingdom 6.2%
Ireland 4.3%
Netherlands 3.7%
Top 10 Industries
1/31/24
.
% of Total
Net Assets
a a
Software 12.6%
Health Care Equipment & Supplies 10.2%
IT Services 7.8%
Capital Markets 7.2%
Biotechnology 6.3%
Chemicals 6.2%
Semiconductors & Semiconductor Equipment 6.1%
Life Sciences Tools & Services 5.7%
Pharmaceuticals 4.0%
Air Freight & Logistics 3.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
12
.

Franklin International Growth Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin
International Growth Fund. We look forward to serving your
future investment needs.
John Remmert
Lead Portfolio Manager
Patrick McKeegan, CFA
Donald G. Huber, CFA
Portfolio Managers
Top 10 Holdings
1/31/24
Company
Industry, Country
% of Total
Net Assets
a a
Keywords Studios plc 4.3%
IT Services, Ireland
DSV A/S 3.9%
Air Freight & Logistics, Denmark
CTS Eventim AG & Co. KGaA 3.8%
Entertainment, Germany
Kinaxis, Inc. 3.8%
Software, Canada
ASML Holding NV 3.7%
Semiconductors & Semiconductor Equipment,
Netherlands
Macquarie Group Ltd. 3.7%
Capital Markets, Australia
MTU Aero Engines AG 3.6%
Aerospace & Defense, Germany
MercadoLibre, Inc. 3.6%
Broadline Retail, Brazil
Cochlear Ltd. 3.6%
Health Care Equipment & Supplies, Australia
Amadeus IT Group SA 3.6%
Hotels, Restaurants & Leisure, Spain
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2024
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -2.06% -7.45%
1-Year +0.19% -5.33%
5-Year +28.40% +3.94%
10-Year +68.82% +4.78%
Advisor
6-Month -1.93% -1.93%
1-Year +0.43% +0.43%
5-Year +29.99% +5.39%
10-Year +73.17% +5.64%
See page 5 for Performance Summary footnotes.

Franklin International Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.12% 1.17%
Advisor 0.87% 0.92%

Your Fund’s Expenses
Franklin International Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $979.40 $5.53 $1,019.55 $5.64 1.11%
C $1,000 $975.30 $9.24 $1,015.78 $9.43 1.86%
R $1,000 $978.40 $6.77 $1,018.30 $6.90 1.36%
R6 $1,000 $980.80 $3.73 $1,021.37 $3.81 0.75%
Advisor $1,000 $980.70 $4.28 $1,020.82 $4.36 0.86%

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
L
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.49 $15.60 $22.76 $18.34 $14.62 $15.31
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) —
c
(0.06) (0.09) (0.04) 0.04
Net realized and unrealized gains (losses) (0.30) 1.14 (6.72) 4.99 3.78 (0.50)
Total from investment operations ........ (0.34) 1.14 (6.78) 4.90 3.74 (0.46)
Less distributions from:
Net investment income .............. — — (0.17) — (0.02) (0.03)
Net realized gains ................. — (0.25) (0.21) (0.48) — (0.20)
Total distributions ................... — (0.25) (0.38) (0.48) (0.02) (0.23)
Net asset value, end of period .......... $16.15 $16.49 $15.60 $22.76 $18.34 $14.62
Total return
d
....................... (2.06)% 7.52% (30.19)% 26.98% 25.52% (2.62)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.18% 1.16% 1.15% 1.13% 1.17% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.11%
f
1.11% 1.11%
f
1.10%
f
1.05%
f
Net investment income (loss) .......... (0.50)% 0.01% (0.32)% (0.41)% (0.25)% 0.32%
Supplemental data
Net assets, end of period (000’s) ........ $406,240 $462,018 $528,966 $961,676 $579,893 $289,944
Portfolio turnover rate ................ 11.72% 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.41 $14.70 $21.48 $17.46 $14.00 $14.74
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.09) (0.11) (0.20) (0.23) (0.15) (0.06)
Net realized and unrealized gains (losses) (0.29) 1.07 (6.34) 4.73 3.61 (0.48)
Total from investment operations ........ (0.38) 0.96 (6.54) 4.50 3.46 (0.54)
Less distributions from:
Net investment income .............. — — (0.03) — — —
Net realized gains ................. — (0.25) (0.21) (0.48) — (0.20)
Total distributions ................... — (0.25) (0.24) (0.48) — (0.20)
Net asset value, end of period .......... $15.03 $15.41 $14.70 $21.48 $17.46 $14.00
Total return
c
....................... (2.47)% 6.74% (30.73)% 26.04% 24.63% (3.34)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.93% 1.91% 1.90% 1.88% 1.92% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 1.86% 1.86%
e
1.86% 1.86%
e
1.85%
e
1.80%
e
Net investment (loss) ................ (1.25)% (0.74)% (1.08)% (1.15)% (0.98)% (0.43)%
Supplemental data
Net assets, end of period (000’s) ........ $23,995 $27,894 $32,663 $62,560 $39,440 $27,397
Portfolio turnover rate ................ 11.72% 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.20 $15.37 $22.48 $18.16 $14.50 $15.21
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.04) (0.10) (0.12) (0.07) —
c
Net realized and unrealized gains (losses) (0.29) 1.12 (6.64) 4.92 3.73 (0.48)
Total from investment operations ........ (0.35) 1.08 (6.74) 4.80 3.66 (0.48)
Less distributions from:
Net investment income .............. — — (0.16) — — (0.03)
Net realized gains ................. — (0.25) (0.21) (0.48) — (0.20)
Total distributions ................... — (0.25) (0.37) (0.48) — (0.23)
Net asset value, end of period .......... $15.85 $16.20 $15.37 $22.48 $18.16 $14.50
Total return
d
....................... (2.16)% 7.24% (30.37)% 26.69% 25.24% (2.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.43% 1.41% 1.40% 1.38% 1.41% 1.43%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.36%
f
1.36% 1.35%
f
1.35%
f
1.29%
f
Net investment income (loss) .......... (0.76)% (0.24)% (0.55)% (0.58)% (0.45)% 0.08%
Supplemental data
Net assets, end of period (000’s) ........ $4,796 $5,594 $5,940 $8,630 $2,365 $1,848
Portfolio turnover rate ................ 11.72% 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.68 $15.72 $22.94 $18.44 $14.69 $15.34
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.06 0.01 (0.01) 0.03 0.08
Net realized and unrealized gains (losses) (0.31) 1.15 (6.76) 5.01 3.79 (0.48)
Total from investment operations ........ (0.32) 1.21 (6.75) 5.00 3.82 (0.40)
Less distributions from:
Net investment income .............. — — (0.26) (0.02) (0.07) (0.05)
Net realized gains ................. — (0.25) (0.21) (0.48) — (0.20)
Total distributions ................... — (0.25) (0.47) (0.50) (0.07) (0.25)
Net asset value, end of period .......... $16.36 $16.68 $15.72 $22.94 $18.44 $14.69
Total return
c
....................... (1.92)% 7.91% (29.93)% 27.44% 26.08% (2.26)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.81% 0.80% 0.78% 0.81% 0.84%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
e
0.75% 0.73%
e
0.71%
e
0.66%
e
Net investment income (loss) .......... (0.15)% 0.39% 0.04% (0.03)% 0.17% 0.71%
Supplemental data
Net assets, end of period (000’s) ........ $216,691 $321,629 $346,328 $548,647 $379,331 $344,257
Portfolio turnover rate ................ 11.72% 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Financial Highlights
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.62 $15.68 $22.89 $18.40 $14.66 $15.33
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.02) 0.04 (0.01) (0.04) —
c
0.09
Net realized and unrealized gains (losses) (0.30) 1.15 (6.76) 5.01 3.79 (0.51)
Total from investment operations ........ (0.32) 1.19 (6.77) 4.97 3.79 (0.42)
Less distributions from:
Net investment income .............. — — (0.23) (—)
c
(0.05) (0.05)
Net realized gains ................. — (0.25) (0.21) (0.48) — (0.20)
Total distributions ................... — (0.25) (0.44) (0.48) (0.05) (0.25)
Net asset value, end of period .......... $16.30 $16.62 $15.68 $22.89 $18.40 $14.66
Total return
d
....................... (1.93)% 7.80% (30.04)% 27.31% 25.90% (2.45)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.92% 0.91% 0.90% 0.88% 0.92% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86%
f
0.86% 0.86%
f
0.85%
f
0.80%
f
Net investment income (loss) .......... (0.28)% 0.26% (0.07)% (0.17)% 0.03% 0.57%
Supplemental data
Net assets, end of period (000’s) ........ $483,822 $784,288 $975,415 $1,665,974 $1,158,652 $863,973
Portfolio turnover rate ................ 11.72% 18.23% 17.92% 14.47% 37.51% 18.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Schedule of Investments (unaudited), January 31, 2024
Franklin International Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 3.6%
MTU Aero Engines AG ................................. Germany 179,000 $ 41,161,328
Air Freight & Logistics 3.9%
DSV A/S ............................................ Denmark 245,000 43,836,402
Biotechnology 6.3%
CSL Ltd. ............................................ United States 186,000 36,529,006
a
Genmab A/S ......................................... Denmark 127,000 35,121,113
71,650,119
Broadline Retail 3.6%
a
MercadoLibre, Inc. .................................... Brazil 24,000 41,083,440
Capital Markets 7.2%
Intermediate Capital Group plc ........................... United Kingdom 1,750,503 39,468,401
Macquarie Group Ltd. .................................. Australia 340,000 41,955,613
81,424,014
Chemicals 6.2%
DSM-Firmenich AG .................................... Switzerland 332,000 35,105,771
Sika AG ............................................ Switzerland 130,000 35,895,858
71,001,629
Containers & Packaging 3.1%
SIG Group AG ....................................... Switzerland 1,700,000 35,593,020
Entertainment 3.8%
CTS Eventim AG & Co. KGaA ............................ Germany 638,933 43,245,190
Health Care Equipment & Supplies 10.2%
Alcon, Inc. ........................................... Switzerland 515,000 38,775,621
Asahi Intecc Co. Ltd. ................................... Japan 1,900,000 36,101,714
Cochlear Ltd. ........................................ Australia 205,000 40,685,139
115,562,474
Hotels, Restaurants & Leisure 3.6%
Amadeus IT Group SA ................................. Spain 575,860 40,360,219
IT Services 7.8%
Keywords Studios plc .................................. Ireland 2,330,000 48,728,462
a
Shopify, Inc. , A ....................................... Canada 500,000 40,035,000
88,763,462
Life Sciences Tools & Services 5.7%
a
Evotec SE ........................................... Germany 2,250,000 34,421,675
Tecan Group AG ...................................... Switzerland 78,000 29,780,657
64,202,332
Machinery 2.7%
Interroll Holding AG .................................... Switzerland 10,541 30,795,222
Pharmaceuticals 4.0%
Astellas Pharma, Inc. .................................. Japan 900,000 10,478,234
Daiichi Sankyo Co. Ltd. ................................. Japan 1,150,000 34,429,892
44,908,126
Professional Services 3.4%
Experian plc ......................................... United States 920,000 38,295,626
Semiconductors & Semiconductor Equipment 6.1%
ASML Holding NV ..................................... Netherlands 49,000 42,515,751

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Disco Corp. .......................................... Japan 100,000 $ 26,983,923
69,499,674
Software 12.6%
a
CyberArk Software Ltd. ................................. United States 160,813 37,546,619
a
Kinaxis, Inc. ......................................... Canada 354,700 43,195,094
a
Monday.com Ltd. ...................................... United States 130,000 27,305,200
a
Nice Ltd. , ADR ....................................... Israel 170,000 35,377,000
143,423,913
Textiles, Apparel & Luxury Goods 1.3%
Puma SE ........................................... Germany 360,000 14,489,105
Trading Companies & Distributors 2.7%
RS Group plc ........................................ United Kingdom 3,100,000 30,720,217
Total Common Stocks (Cost $ 893,679,569 ) .....................................
1,110,015,512
Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.003% .... United States 12,853,230 12,853,230
Total Money Market Funds (Cost $ 12,853,230 ) ..................................
12,853,230
Total Short Term Investments (Cost $ 12,853,230 ) ................................
12,853,230
a
Total Investments (Cost $ 906,532,799 ) 98.9% ...................................
$1,122,868,742
Other Assets, less Liabilities 1.1% .............................................
12,675,654
Net Assets 100.0% ...........................................................
$1,135,544,396
a a a
See Abbreviations on page 25.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
Franklin
International
Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $893,679,569
Cost - Non-controlled affiliates (Note 3f) ........................................................ 12,853,230
Value - Unaffiliated issuers .................................................................. $1,110,015,512
Value - Non-controlled affiliates (Note 3f) ........................................................ 12,853,230
Foreign currency, at value (cost $12,703) ......................................................... 12,550
Receivables:
Investment securities sold ................................................................... 13,282,255
Capital shares sold ........................................................................ 700,071
Dividends ............................................................................... 1,594,060
Total assets .......................................................................... 1,138,457,678
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,531,866
Management fees ......................................................................... 653,295
Distribution fees .......................................................................... 108,817
Transfer agent fees ........................................................................ 359,175
Trustees' fees and expenses ................................................................. 4,275
Accrued expenses and other liabilities ........................................................... 255,854
Total liabilities ......................................................................... 2,913,282
Net assets, at value ................................................................. $1,135,544,396
Net assets consist of:
Paid-in capital ............................................................................. $1,000,525,215
Total distributable earnings (losses) ............................................................. 135,019,181
Net assets, at value ................................................................. $1,135,544,396

Franklin Global Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Franklin
International
Growth Fund
Class A:
Net assets, at value ....................................................................... $406,240,133
Shares outstanding ........................................................................ 25,155,178
Net asset value per share
a,b
.................................................................. $16.15
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $17.09
Class C:
Net assets, at value ....................................................................... $23,994,707
Shares outstanding ........................................................................ 1,596,255
Net asset value and maximum offering price per share
a,b
............................................ $15.03
Class R:
Net assets, at value ....................................................................... $4,795,678
Shares outstanding ........................................................................ 302,616
Net asset value and maximum offering price per share
b
............................................. $15.85
Class R6:
Net assets, at value ....................................................................... $216,691,386
Shares outstanding ........................................................................ 13,242,994
Net asset value and maximum offering price per share
b
............................................. $16.36
Advisor Class:
Net assets, at value ....................................................................... $483,822,492
Shares outstanding ........................................................................ 29,680,160
Net asset value and maximum offering price per share
b
............................................. $16.30
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
International
Growth Fund
Investment income:
Dividends: (net of foreign taxes of $84,130)
Unaffiliated issuers ........................................................................ $3,166,868
Non-controlled affiliates (Note 3f) ............................................................. 583,930
Total investment income ................................................................... 3,750,798
Expenses:
Management fees (Note 3 a ) ................................................................... 4,692,830
Distribution fees: (Note 3c )
    Class A ................................................................................ 502,858
    Class C ................................................................................ 120,563
    Class R ................................................................................ 11,455
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 279,241
    Class C ................................................................................ 16,737
    Class R ................................................................................ 3,180
    Class R6 ............................................................................... 44,717
    Advisor Class ............................................................................ 400,285
Custodian fees ............................................................................. 44,151
Reports to shareholders fees .................................................................. 95,430
Registration and filing fees .................................................................... 60,219
Professional fees ........................................................................... 32,218
Trustees' fees and expenses .................................................................. 10,453
Other .................................................................................... 25,328
Total expenses ......................................................................... 6,339,665
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (419,030)
Net expenses ......................................................................... 5,920,635
Net investment income (loss) ............................................................ (2,169,837)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 46,137,043
Foreign currency transactions ................................................................ (133,336)
Net realized gain (loss) .................................................................. 46,003,707
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (120,337,008)
Translation of other assets and liabilities denominated in foreign currencies .............................. 24,100
Net change in unrealized appreciation (depreciation) ............................................ (120,312,908)
Net realized and unrealized gain (loss) ............................................................ (74,309,201)
Net increase (decrease) in net assets resulting from operations .......................................... $(76,479,038)

Franklin Global Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin International Growth Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,169,837) $3,022,133
Net realized gain (loss) ................................................. 46,003,707 (118,739,633)
Net change in unrealized appreciation (depreciation) ........................... (120,312,908) 197,764,786
Net increase (decrease) in net assets resulting from operations ................ (76,479,038) 82,047,286
Distributions to shareholders:
Class A ............................................................. — (7,612,250)
Class C ............................................................. — (489,054)
Class R ............................................................. — (96,447)
Class R6 ............................................................ — (4,675,334)
Advisor Class ........................................................ — (12,561,162)
Total distributions to shareholders .......................................... — (25,434,247)
Capital share transactions: (Note 2 )
Class A ............................................................. (42,541,450) (88,202,473)
Class C ............................................................. (2,993,261) (5,620,365)
Class R ............................................................. (637,759) (656,381)
Class R6 ............................................................ (90,830,238) (37,887,149)
Advisor Class ........................................................ (252,395,688) (212,137,514)
Total capital share transactions ............................................ (389,398,396) (344,503,882)
Net increase (decrease) in net assets ................................... (465,877,434) (287,890,843)
Net assets:
Beginning of period ..................................................... 1,601,421,830 1,889,312,673
End of period .......................................................... $1,135,544,396 $1,601,421,830

Franklin Global Trust
Notes to Financial Statements (unaudited)
Franklin International Growth Fund
18
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
International Growth Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Global Trust
Notes to Financial Statements (unaudited)
19
franklintempleton.com
Semiannual Report
Franklin International Growth Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
20
franklintempleton.com
Semiannual Report
Franklin International Growth Fund
(continued)
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,110,828 $16,821,979 3,719,073 $57,463,890
Shares issued in reinvestment of distributions .......... — — 519,450 7,568,387
Shares redeemed ............................... (3,976,863) (59,363,429) (10,126,164) (153,234,750)
Net increase (decrease) .......................... (2,866,035) $(42,541,450) (5,887,641) $(88,202,473)
Class C Shares:
Shares sold ................................... 104,257 $1,483,642 315,844 $4,607,220
Shares issued in reinvestment of distributions .......... — — 35,556 486,413
Shares redeemed
a
.............................. (318,666) (4,476,903) (762,565) (10,713,998)
Net increase (decrease) .......................... (214,409) $(2,993,261) (411,165) $(5,620,365)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
21
franklintempleton.com
Semiannual Report
Franklin International Growth Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 26,593 $389,991 115,955 $1,766,642
Shares issued in reinvestment of distributions .......... — — 6,725 96,447
Shares redeemed ............................... (69,262) (1,027,750) (163,871) (2,519,470)
Net increase (decrease) .......................... (42,669) $(637,759) (41,191) $(656,381)
Class R6 Shares:
Shares sold ................................... 1,410,544 $21,353,122 6,091,081 $96,300,849
Shares issued in reinvestment of distributions .......... — — 285,523 4,200,050
Shares redeemed ............................... (7,455,045) (112,183,360) (9,123,506) (138,388,048)
Net increase (decrease) .......................... (6,044,501) $(90,830,238) (2,746,902) $(37,887,149)
Advisor Class Shares:
Shares sold ................................... 3,426,433 $51,140,564 13,574,441 $208,099,984
Shares issued in reinvestment of distributions .......... — — 673,110 9,874,525
Shares redeemed ............................... (20,932,794) (303,536,252) (29,252,096) (430,112,023)
Net increase (decrease) .......................... (17,506,361) $(252,395,688) (15,004,545) $(212,137,514)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.760% Up to and including $500 million
0.740% Over $500 million, up to and including $1 billion
0.720% Over $1 billion, up to and including $1.5 billion
0.700% Over $1.5 billion, up to and including $6.5 billion
0.675% Over $6.5 billion, up to and including $11.5 billion
0.655% Over $11.5 billion, up to and including $16.5 billion
0.635% Over $16.5 billion, up to and including $19 billion
0.615% Over $19 billion, up to and including $21.5 billion
0.600% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
22
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Semiannual Report
Franklin International Growth Fund
(continued)
For the period ended January 31, 2024, the annualized gross effective investment management fee rate was 0.745% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended January 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$288,602 was retained by Investor Services.
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $21,688
CDSC retained .............................................................................. $1,199
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
23
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Semiannual Report
Franklin International Growth Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund do not exceed 0.86% and for Class R6 do not exceed 0.75% based on the average net assets of each class until November 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.02% based on the average net assets of the class until November 30, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $45,691,958 $267,747,210 $(300,585,938) $— $— $12,853,230 12,853,230 $583,930
Total Affiliated Securities ... $45,691,958 $267,747,210 $(300,585,938) $— $— $12,853,230 $583,930
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,343,484
Long term ................................................................................ 107,372,186
Total capital loss carryforwards ............................................................... $120,715,670
3 . Transactions with Affiliates (continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
24
franklintempleton.com
Semiannual Report
Franklin International Growth Fund
(continued)
At January 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, aggregated
$146,128,338 and $509,470,354, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended January 31, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $910,983,246
Unrealized appreciation ........................................................................ $308,638,699
Unrealized depreciation ........................................................................ (96,753,203)
Net unrealized appreciation (depreciation) .......................................................... $211,885,496
4. Income Taxes
(continued)

Franklin Global Trust
Notes to Financial Statements (unaudited)
25
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Semiannual Report
Franklin International Growth Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 41,161,328 $ — $ 41,161,328
Air Freight & Logistics ................... — 43,836,402 — 43,836,402
Biotechnology ......................... 36,529,006 35,121,113 — 71,650,119
Broadline Retail ....................... 41,083,440 — — 41,083,440
Capital Markets ........................ — 81,424,014 — 81,424,014
Chemicals ........................... — 71,001,629 — 71,001,629
Containers & Packaging ................. — 35,593,020 — 35,593,020
Entertainment ......................... — 43,245,190 — 43,245,190
Health Care Equipment & Supplies ......... — 115,562,474 — 115,562,474
Hotels, Restaurants & Leisure ............. — 40,360,219 — 40,360,219
IT Services ........................... 40,035,000 48,728,462 — 88,763,462
Life Sciences Tools & Services ............ — 64,202,332 — 64,202,332
Machinery ............................ — 30,795,222 — 30,795,222
Pharmaceuticals ....................... — 44,908,126 — 44,908,126
Professional Services ................... — 38,295,626 — 38,295,626
Semiconductors & Semiconductor Equipment . 42,515,751 26,983,923 — 69,499,674
Software ............................. 143,423,913 — — 143,423,913
Textiles, Apparel & Luxury Goods .......... — 14,489,105 — 14,489,105
Trading Companies & Distributors .......... — 30,720,217 — 30,720,217
Short Term Investments ................... 12,853,230 — — 12,853,230
Total Investments in Securities ........... $316,440,340 $806,428,402
a
$— $1,122,868,742
a
Includes foreign securities valued at $806,428,402, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Franklin Global Trust
Shareholder Information
26
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Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FGT3 S 03/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin International Growth Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton Institutional, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report
Franklin Emerging
Market Debt
Opportunities Fund
A Series of Franklin Global Trust
January 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

ftinstitutional.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Consolidated Financial Highlights and Consolidated
Schedule of Investments 7
Consolidated Financial Statements 14
Notes to Consolidated Financial Statements 17
Shareholder Information 30
Visit ftinstitutional.com for fund updates, to
access your account, or to find investment
insights.

2
ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
This semiannual report for Franklin Emerging Market Debt
Opportunities Fund covers the period ended January 31,
2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in debt securities of emerging market countries. The Fund
invests mainly in debt securities issued by sovereign and
subsovereign government entities, but also including
securities issued by corporate entities that are controlled by a sovereign entity, and corporate emerging markets debt.
Performance Overview
The Fund posted a +7.18% cumulative total return for the
six months under review. In comparison, the Fund’s first
benchmark, the J.P. Morgan (JPM) Emerging Markets Bond
Index (EMBI) Global Diversified Index, which tracks total
returns for U.S. dollar-denominated debt instruments issued
by emerging market sovereign and quasi-sovereign entities,
posted a +3.66% cumulative total return.
1
The Fund’s second
benchmark, the JPM EMBI Global Diversified ex-GCC
Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and
quasi-sovereign entities, excluding Saudi Arabia, Qatar, the
United Arab Emirates, Bahrain and Kuwait, posted a +4.02%
cumulative total return.
1
The Fund’s third benchmark, the
JPM Government Bond Index-Emerging Markets (GBI-EM)
Broad Diversified Index (USD Unhedged), which tracks
local currency bonds issued in emerging markets, posted
a +0.38% cumulative total return.
1
Also for comparison,
the Fund’s fourth benchmark, the ICE BofA Emerging
Market Corporate Plus (USD Hedged) Index, which tracks
the performance of U.S. dollar-denominated and euro-
denominated emerging market non-sovereign debt publicly
issued within the major domestic and Eurobond markets,
posted a +4.31% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Portfolio Composition
1/31/24
% of Total Net
Assets
Foreign Government and Agency Securities 61.3%
Corporate Bonds
*
12.2%
Quasi-Sovereign Bonds
*
11.4%
Supranational 5.3%
Warrants 2.9%
Loan Participations and Assignments
*
1.8%
Other
*,†
0.1%
Short-Term Investments & Other Net Assets 5.0%
*
Includes financial instruments determined to have no value.
†
Categories within the Other category are listed in full in the Fund’s Consolidated
Schedule of Investments (SOI), which can be found later in this report.
Top 10 Holdings
1/31/24
Issuer
Industry, Country
% of Total
Net Assets
a a
Brazil Government Bond
Financial Services, Brazil
4.4%
Ukraine Government Bond
Financial Services, Ukraine
3.4%
Dominican Republic Government Bond
Financial Services, Dominican Republic
3.3%
Angola Government Bond
Financial Services, Angola
3.0%
Romania Government Bond
Financial Services, Romania
2.9%
Serbia Government Bond
Financial Services, Serbia
2.7%
Asian Development Bank
Financial Services, Supranational
2.7%
Suriname Government Bond
Financial Services, Suriname
2.6%
Ivory Coast Government Bond
Financial Services, Ivory Coast
2.2%
Iraq Government Bond
Financial Services, Iraq
2.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page

.

Franklin Emerging Market Debt Opportunities Fund
3
ftinstitutional.com
Semiannual Report
We thank you for your confidence in Franklin Emerging
Market Debt Opportunities Fund and hope to serve your
investment needs at the highest level of expectations.
Nicholas Hardingham, CFA
Stephanie Ouwendijk, CFA
Portfolio Management Team
Geographic Composition
1/31/24
% of Total
Net Assets
Brazil 6.9%
Supranational 5.3%
Mexico 4.5%
Colombia 3.9%
Ukraine 3.4%
Dominican Republic 3.3%
Türkiye 3.3%
Kazakhstan 3.0%
Angola 3.0%
Romania 2.9%
South Africa 2.9%
Serbia 2.7%
Argentina 2.6%
Suriname 2.6%
Ivory Coast 2.2%
Iraq 2.2%
Uzbekistan 2.2%
Ghana 2.1%
Nigeria 2.1%
Ethiopia 2.1%
Gabon 1.9%
United States 1.8%
El Salvador 1.7%
Jordan 1.6%
Costa Rica 1.5%
Benin 1.5%
Tunisia 1.5%
Egypt 1.4%
Grenada 1.4%
Armenia 1.4%
Paraguay 1.4%
Mozambique 1.3%
Cameroon 1.3%
Czech Republic 1.2%
Pakistan 1.2%
India 1.2%
China 1.2%
Trinidad and Tobago 1.2%
Peru 1.2%
Venezuela 1.1%
North Macedonia 1.0%
Uruguay 1.0%
Honduras 1.0%
Other 0.8%
Short-Term Investments & Other Net Assets 5.0%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of January 31, 2024
Franklin Emerging Market Debt Opportunities Fund
4
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 1/31/24
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
6-Month +7.18% +7.18%
1-Year +12.44% +12.44%
5-Year +19.56% +3.64%
10-Year +51.52% +4.24%
See page 5 for Performance Summary footnotes.

Franklin Emerging Market Debt Opportunities Fund
Performance Summary
5
ftinstitutional.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's portfolio. The extent and duration of Russia's military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund's performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 11/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(8/1/23–1/31/24)
Net Investment
Income
$0.3364
Total Annual Operating Expenses
4
With Fee
Waiver
Without Fee
Waiver
1.02% 1.16%

Your Fund’s Expenses
Franklin Emerging Market Debt Opportunities Fund
6
ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value”. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/23
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
Ending
Account
Value 1/31/24
Expenses
Paid During
Period
8/1/23–1/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,071.80 $5.23 $1,020.09 $5.10 1.00%

Franklin Global Trust
Consolidated Financial Highlights
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
7
a
Six Months
Ended January
31, 2024
(unaudited)
Year Ended July 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.46 $9.91 $11.73 $10.19 $11.66 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.41 0.79 0.77 0.71 0.97 0.97
Net realized and unrealized gains (losses) 0.36 0.66 (2.59) 0.83 (1.64) (0.13)
Total from investment operations ........ 0.77 1.45 (1.82) 1.54 (0.67) 0.84
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.34) (0.90) — — (0.80) (0.86)
Net asset value, end of period .......... $10.89 $10.46 $9.91 $11.73 $10.19 $11.66
Total return
c
....................... 7.18% 15.51% (15.52)% 15.11% (6.24)% 8.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.04% 1.14% 1.24% 1.15% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00%
e
1.00%
e
1.00%
e
1.00%
e
1.00%
e
Net investment income ............... 7.71% 7.96% 6.90% 6.34% 8.95% 8.58%
Supplemental data
Net assets , end of period (000’s) ........ $44,910 $41,116 $55,697 $135,374 $111,159 $387,888
Portfolio turnover rate ................ 42.01% 29.79% 43.31% 61.28% 34.71% 14.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), January 31, 2024
Franklin Emerging Market Debt Opportunities Fund
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.9%
Financial Services 2.9%
d,e,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 927,698
a,b,g
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 385,414
1,313,112
Total Warrants (Cost $18,386,506) .............................................
1,313,112
Units
Private Limited Partnership Funds 0.1%
Capital Markets 0.1%
a,b,c,g,h
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 18,514
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
18,514
Principal
Amount
*
Quasi-Sovereign Bonds 11.4%
Capital Markets 0.9%
d
Huarong Finance II Co. Ltd. , Senior Bond , Reg S, 4.625% , 6/03/26 China 450,000 431,581
Financial Services 1.5%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Türkiye 642,857 EUR 694,800
a,c,e,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
694,800
Municipal Bonds 4.2%
d
Istanbul Metropolitan Municipality ,
Senior Note, 144A, 10.75%, 4/12/27 ..................... Türkiye 450,000 477,648
Senior Note, 144A, 10.5%, 12/06/28 ..................... Türkiye 275,000 291,140
d
Provincia de Neuquen Argentina , Senior Secured Bond , Reg S,
8.625% , 5/12/30 ..................................... Argentina 145,155 145,518
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,134,312 972,596
1,886,902
Oil, Gas & Consumable Fuels 3.3%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... Venezuela 100,000 103,977
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 300,000 247,240
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ........................................... Kazakhstan 518,000 451,818

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 .............
Mexico 815,000 $ 665,941
1,468,976
Transportation Infrastructure 1.5%
d,j
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,313,457,463 COP 663,717
Total Quasi-Sovereign Bonds (Cost $8,368,569) .................................
5,145,976
Corporate Bonds 12.2%
Banks 0.7%
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 350,000 324,625
Broadline Retail 0.0%
a,d,e,k
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,e,k
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Chemicals 1.0%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 650,000 424,379
Commercial Services & Supplies 1.1%
d,l
Ambipar Lux SARL , Senior Note , 144A, 9.875% , 2/06/31 ........ Brazil 510,000 507,450
Electric Utilities 1.2%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 636,000 541,164
Food Products 1.4%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 700,000 618,293
Metals & Mining 1.2%
d,k
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
9.75% , 3/08/26 ..................................... South Africa 655,047 537,138
Oil, Gas & Consumable Fuels 3.7%
d
Energo-Pro A/S ,
Senior Note, 144A, 8.5%, 2/04/27 ....................... Czech Republic 350,000 349,272
Senior Note, 144A, 11%, 11/02/28 ....................... Czech Republic 200,000 209,787
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 331,033
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 522,913 402,354
d
Tullow Oil plc , Senior Secured Note , 144A, 10.25% , 5/15/26 ..... Ghana 420,000 387,106
1,679,552
Real Estate Management & Development 0.2%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,180,000 97,350
Water Utilities 0.5%
d
Aegea Finance SARL , Senior Note , 144A, 9% , 1/20/31 ......... Brazil 200,000 210,475

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.2%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 570,000 $ 527,823
Total Corporate Bonds (Cost $12,557,749) ......................................
5,468,249
m
Loan Participations and Assignments 1.8%
a,c,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —
a,c,g,k,n
Global Distressed Alpha Fund III LP ,
PIK, 12%, Perpetual .................................. United States 1,665,710 815,022
Total Loan Participations and Assignments (Cost $2,348,515) ....................
815,022
Foreign Government and Agency Securities 61.3%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 300,000 261,535
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 1,250,000 1,076,995
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 61,370
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 720,000 623,187
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 750,000 EUR 661,117
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 ............ Nigeria 600,000 EUR 605,100
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ........
Brazil 500,000 453,739
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 7,564,000 BRL 1,517,202
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 750,000 EUR 599,666
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 1,450,000,000 COP 361,733
Senior Bond, 7.5%, 2/02/34 ............................ Colombia 500,000 512,619
d
Costa Rica Government Bond ,
144A, 7.3%, 11/13/54 ................................. Costa Rica 350,000 367,116
Senior Bond, 144A, 7.158%, 3/12/45 ..................... Costa Rica 300,000 309,575
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................... Dominican
Republic 47,000,000 DOP 970,702
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 550,000 509,344
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 340,754
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 500,000 288,957
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 970,000 763,632
d,e
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,350,000 926,701
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 246,040
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 750,000 615,510
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .... Grenada 726,899 629,131
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 495,000 436,217
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,065,000 996,239
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% , 1/30/32 Ivory Coast 1,100,000 EUR 999,907
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ......
Bermuda 50,000,000 JMD 339,054
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 ...................... Jordan 600,000 539,400
Senior Note, 144A, 7.5%, 1/13/29 ....................... Jordan 200,000 196,330
Kazakhstan MEOKAM , 14.5% , 4/28/25 .....................
Kazakhstan 400,000,000 KZT 911,512
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................... Mexico 5,020,000
o
MXN 269,941
M, 8%, 11/07/47 ..................................... Mexico 12,600,000 MXN 642,101
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ........... Mozambique 700,000 607,985

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ........................................... North Macedonia 400,000 EUR $ 454,398
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 556,814
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 2,200,000 PEN 526,482
d
Romania Government Bond , Senior Note , Reg S, 1.375% , 12/02/29 Romania 1,450,000 EUR 1,309,597
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 211,648
d
Serbia Government Bond , Senior Bond , 144A, 1.5% , 6/26/29 .... Serbia 1,320,000 EUR 1,201,095
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 17,097,000 ZAR 766,780
d
Suriname Government Bond ,
p
Senior Bond, 144A, FRN, 9%, 12/31/50 ................... Suriname 794,000 535,950
k
Senior Note, 144A, PIK, 7.9%, 7/15/33 .................... Suriname 737,975 630,883
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 658,377
d,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 601,444
Uruguay Government Bond , Senior Bond , 8.25% , 5/21/31 .......
Uruguay 18,536,000 UYU 448,286
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 995,877
Total Foreign Government and Agency Securities (Cost $30,945,992) ..............
27,538,042
Supranational 5.3%
Asian Development Bank ,
Senior Note, 13.6%, 4/17/24 ........................... Supranational
q
157,000,000 HUF 445,972
Senior Note, 8.175%, 9/15/24 ........................... Supranational
q
1,050,000 PLN 264,961
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
q
1,900,000 PLN 481,221
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 ... Supranational
q
6,300,000 MXN 311,479
European Bank for Reconstruction & Development , Senior Note ,
6.17% , 3/10/25 ..................................... Supranational
q
13,750,000,000 IDR 872,434
Total Supranational (Cost $2,292,838) ..........................................
2,376,067
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $79,933,547) ................................
42,674,982
a
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.9%
r
Hungary Treasury Bills, 4/30/24 ........................... Hungary 122,300,000 HUF 339,091
r
Kazakhstan MEKKAM, 4/07/24 ........................... Kazakhstan 27,500,000 KZT 59,867
Total Foreign Government and Agency Securities (Cost $400,681) ................
398,958
a a a
U.S. Government and Agency Securities 1.1%
U.S. Treasury Notes, 0.125%, 2/15/24 ...................... United States 481,000 480,059
Total U.S. Government and Agency Securities (Cost $480,042) ....................
480,059

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
12
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds 1.7%
s,t
Institutional Fiduciary Trust - Money Market Portfolio, 5.003% .... United States 770,376 $ 770,376
Total Money Market Funds (Cost $770,376) .....................................
770,376
Total Short Term Investments (Cost $1,651,099 ) .................................
1,649,393
a
Total Investments (Cost $81,584,646) 98.7% ....................................
$44,324,375
Other Assets, less Liabilities 1.3% .............................................
585,863
Net Assets 100.0% ...........................................................
$44,910,238
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2024, the aggregate value of these securities was $30,795,488, representing 68.6% of net assets.
e
See Note 6 regarding credit risk and defaulted securities.
f
The principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
g
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 1(f).
h
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Principal amount of security is adjusted for inflation. See Note1(h).
k
Income may be received in additional securities and/or cash.
l
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
m
See Note 1(e) regarding loan participations and assignments.
n
Perpetual security with no stated maturity date.
o
Principal amount is stated in 100 Mexican Peso Units.
p
The coupon rate shown represents the rate at period end.
q
A supranational organization is an entity formed by two or more central governments through international treaties.
r
The security was issued on a discount basis with no stated coupon rate.
s
See Note 3(d) regarding investments in affiliated management investment companies.
t
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
13
At January 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
See Note 9 regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Turkish Lira ........ CITI Buy 14,500,000 481,184 2/15/24 $ — $ (9,150)
Euro ............. CITI Sell 7,700,000 8,355,574 3/13/24 20,237 (1,068)
Japanese Yen ...... RBCCM Sell 94,000,000 647,704 3/13/24 4,935 —
Total Forward Exchange Contracts ................................................... $25,172 $(10,218)
Net unrealized appreciation (depreciation) ............................................ $14,954
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 29 .

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
January 31, 2024 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
14
Franklin
Emerging
Market Debt
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $80,814,270
Cost - Non-controlled affiliates (Note 3d) ........................................................ 770,376
Value - Unaffiliated issuers .................................................................. $43,553,999
Value - Non-controlled affiliates (Note 3d) ....................................................... 770,376
Cash .................................................................................... 7,622
Foreign currency, at value (cost $129,159) ........................................................ 128,588
Receivables:
Investment securities sold ................................................................... 366,120
Capital shares sold ........................................................................ 36,393
Interest ................................................................................. 882,991
Unrealized appreciation on OTC forward exchange contracts .......................................... 25,172
Total assets .......................................................................... 45,771,261
Liabilities:
Payables:
Investment securities purchased .............................................................. 571,747
Capital shares redeemed ................................................................... 203,410
Management fees ......................................................................... 13,619
Transfer agent fees ........................................................................ 672
Trustees' fees and expenses ................................................................. 317
Unrealized depreciation on OTC forward exchange contracts .......................................... 10,218
Accrued expenses and other liabilities ........................................................... 61,040
Total liabilities ......................................................................... 861,023
Net assets, at value ................................................................. $44,910,238
Net assets consist of:
Paid-in capital ............................................................................. $162,708,476
Total distributable earnings (losses) ............................................................. (117,798,238)
Net assets, at value ................................................................. $44,910,238
Shares outstanding ......................................................................... 4,125,207
Net asset value and maximum offering price per share
a
.............................................. $10.89
a
Net asset value per share may not recalculate due to rounding.

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended January 31, 2024 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report
15
Franklin
Emerging
Market Debt
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d) ............................................................. $39,883
Interest: (net of foreign taxes of $5,206)
Unaffiliated issuers ........................................................................ 2,038,464
Total investment income ................................................................... 2,078,347
Expenses:
Management fees (Note 3 a ) ................................................................... 202,706
Transfer agent fees (Note 3 c ) .................................................................. 7,612
Custodian fees ............................................................................. 4,222
Reports to shareholders fees .................................................................. 4,191
Registration and filing fees .................................................................... 8,772
Professional fees ........................................................................... 47,479
Trustees' fees and expenses .................................................................. 502
Other .................................................................................... 18,166
Total expenses ......................................................................... 293,650
Expenses waived/paid by affiliates (Note 3d and 3e) .............................................. (54,191)
Net expenses ......................................................................... 239,459
Net investment income ................................................................ 1,838,888
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,100,468)
Foreign currency transactions ................................................................ (5,929)
Forward exchange contracts ................................................................. 197,319
Net realized gain (loss) .................................................................. (909,078)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,911,341
Translation of other assets and liabilities denominated in foreign currencies .............................. (6,964)
Forward exchange contracts ................................................................. 94,186
Net change in unrealized appreciation (depreciation) ............................................ 1,998,563
Net realized and unrealized gain (loss) ............................................................ 1,089,485
Net increase (decrease) in net assets resulting from operations .......................................... $2,928,373

Franklin Global Trust
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.
16
Franklin Emerging Market Debt Opportunities
Fund
Six Months Ended
January 31, 2024
(unaudited)
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,838,888 $3,364,249
Net realized gain (loss) ................................................. (909,078) (5,570,426)
Net change in unrealized appreciation (depreciation) ........................... 1,998,563 8,335,517
Net increase (decrease) in net assets resulting from operations ................ 2,928,373 6,129,340
Distributions to shareholders .............................................. (1,425,538) (4,000,296)
Capital share transactions (Note 2 ) .......................................... 2,291,383 (16,710,447)
Net increase (decrease) in net assets ................................... 3,794,218 (14,581,403)
Net assets:
Beginning of period ..................................................... 41,116,020 55,697,423
End of period .......................................................... $44,910,238 $41,116,020

Franklin Global Trust

ftinstitutional.com
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
Franklin Emerging Market Debt Opportunities Fund
1. Organization and Significant Accounting Policies
Franklin Global Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Franklin Emerging
Market Debt Opportunities Fund (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset
in the Consolidated  Statement of Assets and Liabilities.
Early termination by the counterparty may result in an
immediate payment by the Fund of any net liability owed to
that counterparty under the ISDA agreement. At January
31, 2024, the Fund had no OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Consolidated Statement of Operations. The
risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 9 regarding other derivative information.
e. Loan Participations and Assignments
The Fund may invest in debt instruments which are interests
in amounts owed to lenders or lending syndicates by
corporate, governmental, or other borrowers. The Fund’s
investments in loans may be in the form of participations
in loans or assignments of all or portion of loans from third parties. A loan is often administered by a bank or other
financial institution (the Lender) that acts as agent for all holders. The agent administers the terms of the loan, as
specified in the loan agreement. The Fund may invest in
multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing
in a loan participation, a Fund has the right to receive
payments of principal, interest and any fees only from the
lender selling the loan and only upon receipt of payments
from the borrower. The Fund generally has no right to
enforce compliance with the terms of the loan agreement
with the borrower. As a result, the Fund may be subject to
credit risk of both the borrower and the lender that is selling the loan. When the Fund purchases assignments from
lenders it acquires direct rights against the borrower of the loan.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
f. Investments in Alternative Strategies (FT) Ltd. (FT
Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary is a Cayman Islands exempted company
with limited liability, is a wholly-owned subsidiary of the
Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund.
At January 31, 2024, FT Subsidiary’s investments, as
well as any other assets and liabilities of FT Subsidiary
are reflected in the Fund’s Consolidated Schedule of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At January 31, 2024, the net assets of
FT Subsidiary were $1,245,420, representing 2.8% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and  accretion of discount on debt securities are
included in interest income. Dividend income is  recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not  available. In such cases, the dividend is recorded as soon as the information
is received by the  Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Consolidated  Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

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Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the Fund as follows:
Six Months Ended
January 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Shares sold ................................... 2,463,007 $25,753,988 2,081,997 $20,975,997
Shares issued in reinvestment of distributions .......... 132,747 1,423,042 407,454 3,911,562
Shares redeemed ............................... (2,399,658) (24,885,647) (4,179,827) (41,598,006)
Net increase (decrease) .......................... 196,096 $2,291,383 (1,690,376) $(16,710,447)
Subsidiary Affiliation
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% In excess of $1 billion
1. Organization and Significant Accounting Policies
(continued)
i. Accounting Estimates
(continued)

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Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
FT Subsidiary pays an investment management fee, calculated daily and paid monthly, to FTIML based on the average daily net assets of the FT Subsidiary as follows:
For the period ended January 31, 2024, the annualized gross effective investment management fee rate was 0.850% of the
Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in FT Subsidiary, in an amount not to exceed the management fees paid by FT Subsidiary.
b. Administrative Fees
Under an agreement with FTIML, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by FTIML based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the Fund or
FT Subsidiary.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended January 31, 2024, the Fund paid transfer agent fees as noted in the Consolidated Statement of
Operations, of which $7,612 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended January 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $500 million
0.900% Over $500 million, up to and including $1 billion
0.850% In excess of $1 billion
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

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Notes to Consolidated Financial Statements (unaudited)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
e. Waiver and Expense Reimbursements
FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 1.00%, based on the average net assets until November 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2023, the capital loss carryforwards were as follows:
At January 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, paydown losses, payments-in-kind, bond discounts and premiums, investments in the Alternative Strategies Fund and inflation adjustments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2024, aggregated
$22,285,871 and $18,052,490, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.003% $2,020,126 $15,276,576 $(16,526,326) $— $— $770,376 770,376 $39,883
Total Affiliated Securities ... $2,020,126 $15,276,576 $(16,526,326) $— $— $770,376 $39,883
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $14,857,453
Long term ................................................................................ 57,495,919
Total capital loss carryforwards ............................................................... $72,353,372
Cost of investments .......................................................................... $90,243,383
Unrealized appreciation ........................................................................ $2,154,803
Unrealized depreciation ........................................................................ (48,058,857)
Net unrealized appreciation (depreciation) .......................................................... $(45,904,054)
3 . Transactions with Affiliates (continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Franklin Emerging Market Debt Opportunities Fund
(continued)
6. Credit Risk and Defaulted Securities
At January 31, 2024, the Fund had 69.9% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2024, the aggregate value of these securities was 2,764,841 representing 6.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At January 31, 2024, the Fund had 0.0% of its net assets invested in securities with significant economic risk or exposure to Russia.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

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Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page 29 .
9. Other Derivative Information
At January 31, 2024, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
a
VRI are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 18,514
1,665,710
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 1/30/24 1,342,570 815,022
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 ..................................
10/12/09
- 10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.9% of Net Assets) .............. $10,481,893 $833,536
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of January 31, 2024.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Debt Opportunities Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 25,172 Unrealized depreciation on OTC
forward exchange contracts
$ 10,218
Value recovery instruments ...
Investments in securities, at value 927,698
a
Investments in securities, at value —
Total .................... $952,870 $10,218
8. Restricted Securities
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
For the period ended January 31, 2024, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
a
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of
Operations.
For the period ended January 31, 2024, the average month end contract value and fair value of forward exchange contracts and VRI was $9,868,566 and $911,191, respectively.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 29 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended January 31, 2024, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Emerging Market Debt Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $197,319 Forward exchange contracts $94,186
Value recovery instruments Investments — Investments $(61,438)
a
Total ....................... $197,319 $32,748
9. Other Derivative Information
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 927,698 385,414 1,313,112
Private Limited Partnership Funds ............ — — 18,514 18,514
Quasi-Sovereign Bonds ................... — 4,451,176 694,800
a
5,145,976
Corporate Bonds :
Banks ............................... — 324,625 — 324,625
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 424,379 — 424,379
Commercial Services & Supplies ........... — 507,450 — 507,450
Electric Utilities ........................ — 541,164 — 541,164
Food Products ........................ — 618,293 — 618,293
Metals & Mining ....................... — 537,138 — 537,138
Oil, Gas & Consumable Fuels ............. — 1,679,552 — 1,679,552
Real Estate Management & Development .... — 97,350 — 97,350
Water Utilities ......................... — 210,475 — 210,475
Wireless Telecommunication Services ....... — 527,823 — 527,823
Loan Participations and Assignments ......... — — 815,022
a
815,022
Foreign Government and Agency Securities .... — 27,538,042 — 27,538,042
Supranational ........................... — 2,376,067 — 2,376,067
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 770,376 879,017 — 1,649,393
Total Investments in Securities ........... $770,376 $41,640,249 $1,913,750 $44,324,375
Other Financial Instruments:
Forward exchange contracts ............... $— $25,172 $— $25,172
Total Other Financial Instruments ......... $— $25,172 $— $25,172
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 10,218 $ — $ 10,218
Total Other Financial Instruments ......... $— $10,218 $— $10,218
a
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2024, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 231,480 — — — — — — 153,934 385,414 153,934
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — 18,514 18,514 18,514
Quasi-Sovereign Bonds : 741,927
c
— (76,946) — — — (7,843) 37,662 694,800
c
27,065
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 662,105
c
44,612 — — — 64 — 108,241 815,022
c
108,241
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $1,635,512 $44,612 $(76,946) $— $— $64 $(7,843) $318,351 $1,913,750 $307,754
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$815,022 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK note coverage 69.9% Increase
Warrants:
Financial Services
....
385,414 Recovery value Discount for lack of
marketability
60.0% Decrease
Implied recovery 8.6% Increase
All other
............
713,314
b,c
Total
...............
$1,913,750
11. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Abbreviations on page 29 .
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
HUF
Hungarian Forint
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
11. Fair Value Measurements
(continued)

Franklin Global Trust
Shareholder Information

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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

699 S 03/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Emerging Market Debt Opportunities Fund
Investment Manager Distributor
Franklin Templeton
Institutional Services
Franklin Templeton Investment
Management Limited
Franklin Distributors, LLC (800) 321-8563
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Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is
"independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5.  Audit Committee of Listed Registrants.                   N/A

Item 6.  Schedule of Investments.                                 N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                        N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                       N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  March 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  March 28, 2024